Stock-Based Compensation	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation [Abstract]
Stock-Based Compensation
(15)	Stock-based Compensation

The Company has two incentive stock option plans. The 1997 Incentive Stock Plan (the 1997 Plan), pursuant to which the Company's Board of Directors could grant stock options to officers and key employees, became effective as of May 1, 1997. The 1997 Plan authorized grants of options to purchase up to 50,000 shares of the Company's authorized, but unissued common stock. Accordingly, 50,000 shares of authorized, but unissued common stock were reserved for use in the 1997 Plan. All stock options were granted with an exercise price equal to the stock's fair market value at the date of grant. At December 31, 2011, there were no additional shares available for grant under the 1997 Plan as the plan expired on May 1, 2007.

The 2004 Incentive Stock Plan (the 2004 Plan), pursuant to which the Company's Board of Directors may grant stock options to officers and key employees, was approved by shareholders on April 13, 2004 and became effective as of May 1, 2004. The 2004 Plan authorizes grants of options to purchase up to 100,000 shares of the Company's authorized, but unissued common stock. Accordingly, 100,000 shares of authorized, but unissued common stock were reserved for use in the 2004 Plan. All stock options are granted with an exercise price equal to the stock's fair market value at the date of the grant. At December 31, 2011, there were 51,000 shares available for grant under the 2004 Plan.

Stock options generally have 10-year terms, vest at the rate of 20% per year, and become fully exercisable five years from the date of grant.

During 2011, 2010 and 2009, no stock options were exercised. On May 1, 2011, 1,000 shares of restricted stock that vests on the third anniversary of the grant date were granted to employees. On May 1, 2010, options to acquire 48,000 shares of common stock were granted to employees. Equity awards to acquire 37,500 shares were granted in the form of incentive stock options with tandem stock appreciation rights with a four year vesting period, and 10,500 shares of restricted stock that vests on the third anniversary of the grant date were granted to employees. During 2009, there was no stock-based compensation granted to employees.

At December 31, 2011, options for 7,500 shares were exercisable at an exercise price of $14.75 per share and options for 16,875 shares were exercisable at $9.00 per share.

The Company expensed $49 in 2011 in compensation expensed as a direct result of the issuance of the 45,000 incentive stock options with tandem stock appreciation rights and will recognize $26 in 2012, $13 in 2013 and $3 in 2014 in compensation expense related to unvested stock options. The fair value $3.96 per share of each option grant is estimated on the grant date using the Black-Scholes option-pricing model with the following weighted average assumptions used: dividend yield of 2.065%, expected volatility of 45.61%, a risk-free interest rate of 4.63%, and expected lives of 9 years.

The Company also expensed $35 in 2011 in compensation expensed as a direct result of the granting of 10,500 shares of restricted stock in 2010 and 1,000 shares of restricted stock in 2011 and will recognize $35 in 2012, $13 in 2013 and $2 in 2014. The restricted stock was granted at a market price of $9.00 per share

Stock option activity during the years ended December 31, 2011 and 2010 is as follows:

	Number of Shares	Weighted average exercise price

Balance at December 31, 2009	17,000	$14.33
Forfeited	—
Exercised	—
Granted	37,500	9.00
Balance at December 31, 2010	54,500	$10.66
Forfeited	9,500	14.00
Exercised	—
Granted	—
Balance at December 31, 2011	45,000	$9.96

The following table summarizes information about stock options outstanding at December 31, 2011:

	Options Outstanding			Options Exercisable
Exercise Price	Number Outstanding at 12/31/11	Weighted- Average Remaining Contractual Life (in years)	Weighted- Average Exercise Price	Number Exercisable at 12/31/2011	Weighted- Average Exercise Price

$14.75	7,500	0.6	14.75	7,500	14.75
9.00	37,500	8.4	9.00	9,375	9.00

	45,000	7.1	$9.96	16,875	$11.56

The aggregate intrinsic value of options outstanding was $0, of options exercisable was $0, and of options unvested and expected to vest was $0 at December 31, 2011.

The aggregate intrinsic value of restricted stock granted during 2011 was $104.

The total intrinsic value (market value on date of exercise less exercise price) of options exercised during the years ended December 31, 2011, 2010 and 2009 totaled $0, $0 and $0, respectively.